financial instruments - Accounts receivable (Details) - Accounts receivable - CAD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Credit risk
Days after the billing date that accounts receivables are considered to be past due (in default)	30 days
Receivable account balances	$ 3,229		$ 3,472
Receivable account balances - Current	2,659		2,835
Receivable account balances - Non-current	570		637
Accounts receivable written off directly to doubtful accounts expense	0
Cost/Gross amount
Credit risk
Receivable account balances	3,349		3,589
Receivable account balances - Current	2,766		2,938
Receivable account balances - Non-current	583		651
Allowance for doubtful accounts
Credit risk
Receivable account balances	(120)	$ (121)	(117)	$ (107)	$ (106)	$ (109)
Receivable account balances - Current	(107)		(103)
Receivable account balances - Non-current	(13)		(14)
Less than 30 days past billing date
Credit risk
Receivable account balances	1,092		1,063
Less than 30 days past billing date | Cost/Gross amount
Credit risk
Receivable account balances	1,109		1,077
Less than 30 days past billing date | Allowance for doubtful accounts
Credit risk
Receivable account balances	(17)		(14)
30-60 days past billing date
Credit risk
Receivable account balances	321		536
30-60 days past billing date | Cost/Gross amount
Credit risk
Receivable account balances	336		550
30-60 days past billing date | Allowance for doubtful accounts
Credit risk
Receivable account balances	(15)		(14)
61-90 days past billing date
Credit risk
Receivable account balances	93		122
61-90 days past billing date | Cost/Gross amount
Credit risk
Receivable account balances	111		139
61-90 days past billing date | Allowance for doubtful accounts
Credit risk
Receivable account balances	(18)		(17)
More than 90 days past billing date
Credit risk
Receivable account balances	176		157
More than 90 days past billing date | Cost/Gross amount
Credit risk
Receivable account balances	214		193
More than 90 days past billing date | Allowance for doubtful accounts
Credit risk
Receivable account balances	(38)		(36)
Unbilled customer finance receivables
Credit risk
Receivable account balances	1,547		1,594
Unbilled customer finance receivables | Cost/Gross amount
Credit risk
Receivable account balances	1,579		1,630
Unbilled customer finance receivables | Allowance for doubtful accounts
Credit risk
Receivable account balances	$ (32)		$ (36)